FAIR VALUE MEASUREMENTS (Details) - Fair Value, Recurring [Member] - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Fair Value, Inputs, Level 1 [Member] | U.S. Mutual Funds Held in Trust Account [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	$ 26,711,906	$ 118,377,460
Fair Value, Inputs, Level 3 [Member] | Due to Non-Redeeming Stockholders Current [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	$ 151,189